Financial instruments: fair value measurement and sensitivity analysis of market risk (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Financial instruments: fair value measurement and sensitivity analysis of market risk [abstract]
Disclosure of financial assets [text block]
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2020
Assets
Non-current derivative financial instruments			2,476		2,476
Non-current financial investments	13	261	3,822		4,083
Prepayments and financial receivables	13	497		364	861

Trade and other receivables	15	7,418		814	8,232
Current derivative financial instruments			886		886
Current financial investments	13	11,649	216		11,865
Cash and cash equivalents	16	6,264	492		6,757

Total financial assets		26,090	7,892	1,178	35,159

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2019
Assets
Non-current derivative financial instruments			1,365		1,365
Non-current financial investments	13	167	3,433		3,600
Prepayments and financial receivables	13	1,057		157	1,214

Trade and other receivables	15	7,374		859	8,233
Current derivative financial instruments			578		578
Current financial investments	13	7,050	377		7,426
Cash and cash equivalents	16	4,478	700		5,177

Total financial assets		20,125	6,452	1,016	27,593

Disclosure of financial liabilities [text block]
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2020
Liabilities
Non-current finance debt	18	29,118			29,118
Non-current derivative financial instruments			676		676

Trade, other payables and provisions	21	7,736		2,774	10,510
Current finance debt	18	4,591			4,591
Dividend payable		357			357
Current derivative financial instruments			1,710		1,710

Total financial liabilities		41,802	2,386	2,774	46,961

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2019
Liabilities
Non-current finance debt1)	18	21,754			21,754
Non-current derivative financial instruments			1,173		1,173

Trade, other payables and provisions	21	9,027		1,423	10,450
Current finance debt1)	18	2,939			2,939
Dividend payable		859			859
Current derivative financial instruments			462		462

Total financial liabilities1)		34,580	1,635	1,423	37,637

1) Non-current finance debt and Current finance debt in the column Non-financial liabilities reclassified as Lease liabilities is separated from the line item Finance debt in the Consolidated balance sheet.

Disclosure of fair value measurement [text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2020
Level 1	1,379	0	66	419		0	(432)	1,432
Level 2	2,135	2,146	150	443	492	(671)	(1,277)	3,417
Level 3	308	330		24		(5)		657

Total fair value	3,822	2,476	216	886	492	(676)	(1,710)	5,505

At 31 December 2019
Level 1	1,456	7	0	86		(6)	(70)	1,473
Level 2	1,700	1,139	377	461	700	(1,148)	(394)	2,835
Level 3	277	219		33		(19)		510

Total fair value	3,433	1,365	377	578	700	(1,173)	(462)	4,817

Reconciliation of fair value changes in financial instruments [Table text block]
(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current derivative financial instruments - assets	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Total amount

Opening at 1 January 2020	277	219	33	(19)	0	510
Total gains and losses recognised in statement of income	(29)	106	19	14	0	109
Purchases	64					64
Settlement	(8)		(28)			(36)
Transfer to level 1	1					1
Foreign currency translation effects	4	5	(0)			9

Closing at 31 December 2020	308	330	24	(5)	0	657

Opening at 1 January 2019	250	227	44	(35)	(1)	485
Total gains and losses recognised in statement of income	(38)	(6)	31	16	1	4
Purchases	78					78
Settlement	(11)		(42)			(52)
Transfer to level 1	(3)					(3)
Foreign currency translation effects	(0)	(2)	(0)			(3)

Closing at 31 December 2019	277	219	33	(19)	0	510

Commodity price sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Commodity price sensitivity	At 31 December
	2020		2019
(in USD million)	- 30%	+ 30%	- 30%	+ 30%

Crude oil and refined products net gains/(losses)	1,025	(1,025)	569	(563)
Natural gas, electricity and Co2 net gains/(losses)	184	(94)	(33)	49

Currency risk sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Currency risk sensitivity	At 31 December
	2020		2019
(in USD million)	- 8%	+ 8%	- 9%	+ 9%

USD net gains/(losses)	(319)	319	(220)	220
NOK net gains/(losses)	322	(322)	282	(282)

Interest rate sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Interest risk sensitivity	At 31 December
	2020		2019
(in USD million)	- 0.6 percentage points	+ 0.6 percentage points	- 0.6 percentage points	+ 0.6 percentage points

Positive/(negative) impact on net financial items	516	(516)	526	(526)

Equity price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Equity price sensitivity	At 31 December
	2020		2019
(in USD million)	- 35%	+ 35%	- 35%	+ 35%

Net gains/(losses)	(684)	684	(631)	631